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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:


/s/ Robert W. Liptak    South San Francisco, CA     05/12/06
-------------------- -----------------------------  --------
    [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number                  Name

  28-_________________
                                        ---------------------------------

                          Form 13F Information Table

                                                                                                VOTING AUTHORITY
                                                                                               -------------------
                                             VALUE   SHARES/                 INVSTMT   OTHER
NAME OF ISSUER    TITLE OF CLASS    CUSIP   x($1000) PRN AMT SH/PRN PUT/CALL DISCRETN MANAGERS  SOLE   SHARED NONE
--------------    --------------- --------- -------- ------- ------ -------- -------- -------- ------- ------ ----
ACORDA
  THERAPEUTICS
  INC             COMMON STOCK    00484M106    1087   208333   SH              SOLE             208333   0     0
ALEXZA
  PHARMACEUTICALS
  INC             COMMON STOCK    015384100    1950   200000   SH              SOLE             200000   0     0
ALKERMES INC
  CONV            CONVRT BONDS    01642TAD0    3941  2450000  PRN              SOLE            2450000   0     0
ALEXION
  PHARMACEUTICALS
  INC             COMMON STOCK    015351109    3692   104228   SH              SOLE             104228   0     0
ALIGN
  TECHNOLOGY
  INC             COMMON STOCK    016255101    2163   235932   SH              SOLE             235932   0     0
ARENA
  PHARMACEUTICALS
  INC             COMMON STOCK    040047102    2240   123700   SH              SOLE             123700   0     0
ARRAY BIOPHARMA   COMMON STOCK    04269X105    2192   239800   SH              SOLE             239800   0     0
AUXILIUM
  PHARMACEUTICALS COMMON STOCK    05334D107    3443   434148   SH              SOLE             434148   0     0
AVANIR
  PHARMACEUTICALS COMMON STOCK    05348P104    3201   218975   SH              SOLE             218975   0     0
BARRIER
  THERAPEUTICS
  INC             COMMON STOCK    06850R108    4248   438837   SH              SOLE             438837   0     0
BIOMARIN
  PHARMACEUTICAL
  INC             COMMON STOCK    09061G101     671    50000   SH              SOLE              50000   0     0
COLLAGENEX
  PHARMACEUTICALS COMMON STOCK    19419B100    2960   200000   SH              SOLE             200000   0     0
CONNETICS CORP    COMMON STOCK    208192104    3984   235300   SH              SOLE             235300   0     0
COTHERIX INC      COMMON STOCK    22163T103    3943   431401   SH              SOLE             431401   0     0
CURAGEN CORP      COMMON STOCK    23126R101    3501   698900   SH              SOLE             698900   0     0
DEPOMED INC       COMMON STOCK    249908104    3569   546519   SH              SOLE             546519   0     0
FAVRILLE INC      COMMON STOCK    312088404    1581   236700   SH              SOLE             236700   0     0
HEMOSENSE INC     COMMON STOCK    423691104    1570   299074   SH              SOLE             299074   0     0
HUMAN GENOME
  SCIENCES INC    COMMON STOCK    444903108    2024   186200   SH              SOLE             186200   0     0
IDENIX
  PHARMACEUTICALS
  INC             COMMON STOCK    45166R204     810    59700   SH              SOLE              59700   0     0
IMCLONE SYSTEM
  INC             COMMON STOCK    45245W109    3572   105000   SH              SOLE             105000   0     0
INDEVUS
  PHARMACEUTICALS
  INC             COMMON STOCK    454072109    3291   530818   SH              SOLE             530818   0     0
INSPIRE
  PHARMACEUTICALS
  INC             COMMON STOCK    457733103    2430   464705   SH              SOLE             464705   0     0
ISTA
  PHARMACEUTICALS
  INC             COMMON STOCK    45031X204    1632   257000   SH              SOLE             257000   0     0
MEDAREX INC       COMMON STOCK    583916101    2444   184900   SH              SOLE             184900   0     0
MEDICINES CO      COMMON STOCK    584688105    5609   272700   SH              SOLE             272700   0     0
MGI
  PHARMACEUTICALS
  INC             COMMON STOCK    552880106    2625   150000   SH              SOLE             150000   0     0
NEKTAR
  THERAPEUTICS    COMMON STOCK    640268108    7496   367800   SH              SOLE             367800   0     0
NEOSE
  TECHNOLOGIES
  INC             COMMON STOCK    640522108    1802   664970   SH              SOLE             664970   0     0
ONYX
  PHARMACEUTICALS COMMON STOCK    683399109    3051   116200   SH              SOLE             116200   0     0
OSI
  PHARMACEUTICALS
  INC             COMMON STOCK    671040103    5083   158340   SH              SOLE             158340   0     0
ORCHID CELLMARK
  INC             COMMON STOCK    68573C107    1831   318960   SH              SOLE             318960   0     0
OXIGENE INC       COMMON STOCK    691828107    1876   400000   SH              SOLE             400000   0     0
REGENERON
  PHARMACEUTICALS
  INC             COMMON STOCK    75886F107    1809   108800   SH              SOLE             108800   0     0
SGX
  PHARMACEUTICALS
  INC             COMMON STOCK    78423C108    2976   312582   SH              SOLE             312582   0     0
SEPRACOR INC      COMMON STOCK    817315104    4998   102400   SH              SOLE             102400   0     0
SOMAXON
  PHARMACEUTICALS COMMON STOCK    834453102    7586   473807   SH              SOLE             473807   0     0
SONUS
  PHARMACEUTICALS
  INC             COMMON STOCK    835692104    2377   396104   SH              SOLE             396104   0     0
STEREOTAXIS INC   COMMON STOCK    85916J102    4729   375000   SH              SOLE             375000   0     0
SUNESIS
  PHARMACEUTICALS
  INC             COMMON STOCK    867328502     674    95893   SH              SOLE              95893   0     0
VION
  PHARMACEUTICALS
  INC             COMMON STOCK    927624106    2137   945600   SH              SOLE             945600   0     0
VIROPHARMA INC    COMMON STOCK    928241108    1783   140400   SH              SOLE             140400   0     0
ZYMOGENETICS INC  COMMON STOCK    98985T109    3531   163300   SH              SOLE             163300   0     0
ATHEROGENICS INC  OPTION - CALLS  0474399DC    5386   330000   SH     CALL     SOLE             330000   0     0
NEKTAR
  THERAPEUTICS    OPTION - CALLS  6400009EW    5951   292000   SH     CALL     SOLE             292000   0     0
SEPRACOR INC      OPTION - CALLS  8170009GL    6051   125000   SH     CALL     SOLE             125000   0     0
SEPRACOR INC      OPTION - CALLS  8170009GM    6051   125000   SH     CALL     SOLE             125000   0     0
S REPORT                                                           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
  SUMMARY         47 Data Records            151553                                                     FILED
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